Share-Based Compensation (Summary Of Activity Of Performance Shares Outstanding) (Performance Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested balance, Beginning of period	127,658	114,089	145,722
Granted	116,978	64,790	109,884
Vested	(6,504)	(8,027)	(21,082)
Forfeited	(47,164)	(43,194)	(120,435)
Unvested balance, Ending	190,968	127,658	114,089
Unvested balance, Weighted-Average Grant Date Fair Value, beginning of period	$ 34.99	$ 38.97	$ 47.95
Unvested balance, Weighted-Average Grant Date Fair Value, end of period	$ 44.05	$ 34.99	$ 38.97